DEPOSITS AND OTHER ASSETS, NET	12 Months Ended
Dec. 31, 2024
DEPOSITS AND OTHER ASSETS, NET
DEPOSITS AND OTHER ASSETS, NET

NOTE 7 — DEPOSITS AND OTHER ASSETS, NET

Deposits and other assets, net consisted of the following:

	As of December 31,
	2024	2023
Deposits	$185,282	$217,658
Other receivables	341,288	167,620
Subtotal	$526,570	$385,278
Less: allowance of credit loss	(109,311)	(112,343)
Subtotal, net	$417,259	$272,935
Less: Long term portion	(121,505)	(152,450)
Deposits and other assets- current portion	$295,754	$120,485

The movement of the allowance of credit losses is as follows:

	For the years ended December 31,
	2024	2023	2022
Balance at the beginning	$(112,343)	$—	$—
Additions charged to allowance for expected credit losses	—	(112,663)	—
Foreign currency translation adjustments	3,032	320	—
Balance at the end	$(109,311)	$(112,343)	$—